Derivative financial instruments and risk management (Details 5) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Offsetting Assets
Gross Amount of Recognized Assets	$ 105	$ 128
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amount of Assets Presented in the Statement of Financial Position	105	128
Financial Instruments	19	35
Cash Collateral Received	0	0
Net Amount of Assets	86	93
Machinery, Energy & Transportation
Offsetting Assets
Gross Amount of Recognized Assets	14	27
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amount of Assets Presented in the Statement of Financial Position	14	27
Financial Instruments	14	27
Cash Collateral Received	0	0
Net Amount of Assets	0	0
Financial Products
Offsetting Assets
Gross Amount of Recognized Assets	91	101
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amount of Assets Presented in the Statement of Financial Position	91	101
Financial Instruments	5	8
Cash Collateral Received	0	0
Net Amount of Assets	$ 86	$ 93